Stock-based Compensation (Tables)	12 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions Used in Black-Scholes Option Valuation Model
The fair value of each option is estimated on the date of grant using a Black-Scholes option valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of the Company’s stock and other factors. The Company uses historical data to estimate option exercises and employee terminations within the valuation model. The expected term of options represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods during the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	Year Ended September 30,
	2015	2014	2013
Expected life of option (years)	6.6	6.7	5.0 - 6.7
Risk-free interest rate	1.61% - 1.93%	1.92%	0.62% - 1.33%
Expected volatility of the Company’s stock	36.00%	36.00%	41.00%
Expected dividend yield on the Company’s stock	2.02%	2.17%	2.03%

Summary of Stock Option Activity
A summary of stock option activity at September 30, 2015, and changes for the year then ended, is presented below:

	Weighted Average Option Price	Shares Subject to Option	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Outstanding, September 30, 2014	$28.83	22,727,917
Granted	50.16	794,978
Exercised	27.28	(10,154,810)
Forfeited or expired	35.70	(328,845)
Outstanding, September 30, 2015	$31.17	13,039,240	5.3	$144
Exercisable, September 30, 2015	$29.41	10,095,826	4.6	$123

Assumptions Used in Black-Scholes Stock Appreciation Rights Valuation Model
The assumptions used to determine the fair value of the SAR awards at September 30, 2015 were as follows:

Expected life of SAR (years)	0.05 - 5.55
Risk-free interest rate	0.00% - 1.47%
Expected volatility of the Company’s stock	36.00%
Expected dividend yield on the Company’s stock	2.02%

Summary of Stock Appreciation Rights Activity
A summary of SAR activity at September 30, 2015, and changes for the year then ended, is presented below:

	Weighted Average SAR Price	Shares Subject to SAR	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Outstanding, September 30, 2014	$27.78	2,643,647
Granted	50.23	37,965
Exercised	27.85	(886,827)
Forfeited or expired	28.66	(54,685)
Outstanding, September 30, 2015	$29.53	1,740,100	5.1	$21
Exercisable, September 30, 2015	$28.82	1,346,610	4.5	$17

Summary of Nonvested Restricted Stock Awards
A summary of the status of the Company’s nonvested restricted stock awards at September 30, 2015, and changes for the fiscal year then ended, is presented below:

	Weighted Average Price	Shares/Units Subject to Restriction
Nonvested, September 30, 2014	$40.52	1,953,816
Granted	50.15	1,226,568
Vested	37.19	(597,440)
Forfeited	47.15	(212,789)
Nonvested, September 30, 2015	$45.75	2,370,155

Summary of Nonvested PSUs
A summary of the status of the Company’s nonvested PSUs at September 30, 2015, and changes for the fiscal year then ended, is presented below:

	Weighted Average Price	Shares/Units Subject to PSU
Nonvested, September 30, 2014	$38.26	695,792
Granted	49.89	362,374
Forfeited	41.60	(133,778)
Nonvested, September 30, 2015	$42.33	924,388